Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
12	COMMITMENTS AND CONTINGENCIES

The Group is subject to various legal proceedings and claims that arise in the ordinary course of the Group’s business.

On February 3, 2023, the Istanbul Otomobilciler Esnaf Odası, an association of taxi owners, filed a lawsuit against the Group before the Istanbul 14th Commercial Court regarding the Group’s ride-hailing and e-moped services, claiming that these services create unfair competition. The plaintiff also requested that the court prevent third parties from accessing these services through the Group’s website or mobile application.

In response, the court issued an order on March 6, 2023, blocking access to the ride-hailing service. The Group appealed this decision, and the injunction was lifted on June 20, 2023.

On July 19, 2024, following expert reports and hearings, the court ruled in favor of the plaintiff regarding the Group’s ride-hailing service but dismissed claims related to the Group’s motorcycle-hailing service. The court also issued an order blocking access to the Group’s ride-hailing application, but clarified that the order did not affect the Group’s other activities. The Group filed objections to the ruling on October 1, 2024, except for the part related to motorcycle-hailing.

The 14th Civil Chamber of the Istanbul Regional Court of Justice overturned the decision, stating that the expert reports were insufficient and that the court had failed to properly consider the defendant’s defenses. The case was sent back to the first instance court for retrial.

The case resumed before the Istanbul 14th Commercial Court, and a related lawsuit filed by the Antalya Chamber of Drivers was combined with it. Following a new expert committee appointment and further hearings during the retrial, on June 24, 2026 the court rendered its decision. The court partially granted the plaintiffs’ claims, holding that the Group’s ride-hailing service constitutes unfair competition under the Turkish Commercial Code, but rejected the request to block access to the Group’s website and mobile applications and dismissed the claims relating to the Group’s e-scooter and e-moped services. All of the Group’s services continue to operate without interruption. The Group will appeal the decision before the Istanbul Regional Court of Appeals.

Further, the Group provides letters of guarantee to certain governmental authorities and service providers as security for its contractual obligations. These guarantees are generally issued by banks on behalf of the Group and are collateralized by cash deposits. As of June 30, 2026, the aggregate amount of outstanding letters of guarantee was US$85,803 (December 31, 2025: US$83,976).